SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Restricted cash (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents	$ 24,292,113	$ 6,750,178
Restricted cash	405,040	2,275,866
Total cash, cash equivalents, and restricted cash	$ 24,697,153	$ 9,026,044